Environmental Rehabilitation Provision (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Environmental Rehabilitation Provision [Abstract]
Schedule of Environmental Rehabilitation Provision
Details of the Environmental Rehabilitation Provision are as follows:

	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Environmental Rehabilitation Provision – beginning of period	$65,402	$70,626
Change in estimate	(3,478)	(6,363)
Liabilities discharged	(2,613)	(637)
Accretion expense	1,796	1,776
Environmental Rehabilitation Provision – end of period	61,107	65,402
Less current portion	(1,693)	(1,266)
Non-current portion	$59,414	$64,136